Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2026	December 31, 2025
Cash	721	97
Bank and other credit institutions	17,672	2,738
Bank and other credit institutions, foreign currency	1,262	1,328
Other cash equivalents	293	283
Total	19,948	4,446

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
USD	752	1,029
GBP	281	66
NOK	7	45
SEK	22	184
DKK	6	3
CNY	15	—
AUD	179	1
Total	1,262	1,328